Acquisitions (Details) - Schedule of company acquired the following business acquisition - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Business Acquisition [Line Items]
Purchase Price		$ 13,813
California [Member]
Business Acquisition [Line Items]
Date of Acquisition	Jun. 14, 2021
Purchase Price	$ 2,765
Business	Bowling Center
Michigan [Member]
Business Acquisition [Line Items]
Date of Acquisition		Jul. 15, 2019
Purchase Price		$ 5,375
Business		Bowling Center
Washington [Member]
Business Acquisition [Line Items]
Date of Acquisition		Sep. 09, 2019
Purchase Price		$ 8,438
Business		Professional Bowlers Association (“PBA”)